April 8, 2009

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

RE:

The Forester Funds, Inc. File Nos. 333-81907 and 811- 09391

Dear Sir/Madam:

On behalf of The Forester Funds, Inc., a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 12 to the Trust’s Registration Statement.  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The purpose of the filing is to register Class N and Class I shares of The Forester Value Fund, a series of the Trust, and to update the Statement of Additional Information of the Trust.  Previously, The Forester Value Fund did not issue shares by class.

If you have any questions, please contact JoAnn Strasser at (513) 352-6725.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP